Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

April 15, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719 on behalf

of the WCM Focused International Growth Fund, the WCM Focused Emerging Markets Fund, the WCM Focused Global Growth Fund, the WCM International Small Cap Growth Fund, the WCM Focused Small Cap Fund, and the WCM Small Cap Growth Fund (the “Funds”)

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to additions to the Principal Risks of Investing (Item 4 to Form N-1A) in the Prospectus for each of the Funds in response to the COVID-19 outbreak, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on April 1, 2020 (Accession No. 0001398344-20-007313). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777.

Sincerely,

/s/ Amy Centurioni

Amy Centurioni

Investment Managers Series Trust